Other Income and Expenses, Net - Other Income and Expenses, Net (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Component of Operating Other Cost and Expense [Abstract]
Other income and expenses, net	$ 207	$ 95	$ 91
Research and Development Funding [Member]
Component of Operating Other Cost and Expense [Abstract]
Other income and expenses, net	231	57	102
Phase-Out and Start-Up Costs [Member]
Component of Operating Other Cost and Expense [Abstract]
Other income and expenses, net	(16)	(4)
Exchange Gain, Net [Member]
Component of Operating Other Cost and Expense [Abstract]
Other income and expenses, net	4	8	5
Patent Costs [Member]
Component of Operating Other Cost and Expense [Abstract]
Other income and expenses, net	(28)	(40)	(20)
Gain on Sale of Businesses and Non-Current Assets [Member]
Component of Operating Other Cost and Expense [Abstract]
Other income and expenses, net	24	83	9
Other, Net [Member]
Component of Operating Other Cost and Expense [Abstract]
Other income and expenses, net	$ (8)	$ (9)	$ (5)